Life Insurance Operations (Gains or Losses Relating to Variable Annuity and Variable Life Insurance Contracts) (Detail) - Variable Annuity and Variable Life Insurance Contracts - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Life insurance premiums and related investment income
Net realized and unrealized gains or losses from investment assets	¥ 16,014	¥ 15,605	¥ 37,141	¥ (12,624)
Net gains or losses from derivative contracts	(2,416)	(4,877)	(5,949)	256
Life insurance costs
Changes in the fair value of the policy liabilities and policy account balances	(40,895)	(35,481)	(88,501)	(79,567)
Insurance costs recognized for insurance and annuity payouts as a result of insured events	47,955	33,573	104,399	63,022
Changes in the fair value of the reinsurance contracts	2,828	7,663	6,874	301
Foreign exchange contracts
Life insurance premiums and related investment income
Net gains or losses from derivative contracts	(262)	231	(584)	1,902
Futures
Life insurance premiums and related investment income
Net gains or losses from derivative contracts	(1,826)	(4,234)	(4,453)	(2,117)
Options held
Life insurance premiums and related investment income
Net gains or losses from derivative contracts	¥ (328)	¥ (874)	¥ (912)	¥ 471